Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	2025	2024	2023
	USD	USD	USD

Interest on convertible loans (note 25)	4,897,486	47,667	137,500
Bank interest and other charges	99,288	81,283	90,947
Interest on lease liabilities	48,776	46,053	40,070
	5,045,550	175,003	268,517